AFL - CIO HOUSING INVESTMENT TRUST Competitive Returns · Union Construction Jobs · Housing Opportunities Contra Costa County Employees’ Retirement Association October 23, 2019

Features of the HIT

- **$6.6 billion investment grade fixed-income portfolio**
  - Open-end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission
  - Monthly unit valuation and income distribution – independent third-party pricing
- **Record of consistent and competitive returns**
  - 25 out of 26 consecutive years outperforming its benchmark on a gross basis, 16 of those years on a net basis
- **Investment strategy**
  - With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing:
    - a higher income
    - a superior credit profile
    - a similar interest rate risk

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended September 30, 2019 was 10.35%, 2.75%, 3.24%, and 3.62%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO Housing Investment Trust *As of September 30, 2019, unless otherwise denoted* 1

History of the HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965).
- ✓ Created by the AFL-CIO Executive Council under President George Meany's leadership.
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all construction related investments.



333 Harrison Apartments
San Francisco, CA



Electchester Housing Co.
Queens, NY



Potrero Launch
San Francisco, CA

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter").*

AFL-CIO Housing Investment Trust

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x HIT invested $8.4 billion nationally since inception in 1984 x Financed 525 projects in 29 states and D.C. x $15.5 billion of total development (combined HIT & third - party financing) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an inpu t - output based on HIT and subsidiary Building America project data. Data current as of September 30, 2019. Economic impact dat a is in 2018 dollars and all other figures are nominal. HIT’s History of Impact Investing* Output Results (1984 - 2019) Total Number of Projects 525 Total Housing Units 115,484 (67% affordable) Total Jobs Created 184,783 Union Job Creation 171.9 Million Hours Construction Job Wages $6.1 Billion Total Economic Impact $30.8 Billion AFL - CIO Housing Investment Trust 3

Investments in the Major HIT Markets*

(1984- 2019)	New York City	Boston	Chicago	Twin Cities	Northern California	*Major Markets*	*Nationwide*
# of Projects	67	33	51	62	23	***236***	***525***
HIT Investment	$1.7 billion^	$564.2 million^	$638.8 million^	$975.9 million	$424.8 million	***$4.3 billion***	***$8.4 billion^***
Total Development Cost	$3.6 billion	$1.4 billion	$1.5 billion	$1.5 billion	$723.1 million	***$8.9 billion***	***$15.5 billion***
Union Construction Hours	20.4 million	11.7 million	17.8 million	15.7 million	9.5 million	***75.0 million***	***171.9 million***
Total Jobs Created	20,834	13,164	17,718	18,837	9,670	***80,223***	***184,783***
Housing Units (% affordable)	41,495 (93%)	3,959 (88%)	11,727 (69%)	9,054 (49%)	3,761 (42%)	***69,996 (80%)***	***115,484 (67%)***
Total Economic Impact	$3.7 billion	$2.5 billion	$2.9 billion	$3.1 billion	$1.6 billion	***$13.7 billion***	***$30.8 billion***

**Source: Pinnacle Economics, Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America project data. The data is current as of September 30, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.*

^ In addition, Building America contributed New Market Tax Credit (NMTC) allocations as follows: $8M in NYC, $21M in Boston, $10M in Chicago, $143.5M Nationwide

AFL-CIO Housing Investment Trust 4

Zvago at Lake Superior Duluth, MN The Future of HIT under New Leadership Renewed Commitment to: x Lower Costs x Modify Investment Authorities Intended To Help Generate: » More Impact Investing » More Yield North and South Constitution Hoboken, NJ Gateway North Lynn, MA AFL - CIO Housing Investment Trust 5

Investor Profile: 374 Investors Plan types include pension, health & welfare, annuity, among others. $2,129.31 32% $1,151.28 18% $1,019.17 16% $1,741.21 26% $538.31 8% Investors at a Glance (as of 9/30/2019) $ in Millions Building Trades - Local (253) Building Trades - National (25) Industrial - Other (50) Public (13) Service (33) AFL - CIO Housing Investment Trust 6

Contra Costa County Employees' Retirement Association

Performance for Periods Ending September 30, 2019					
	1 Year	**3 Year**	**5 Year**	**10 Year**	**Since Inception 6/1991**
Net Participant Dollar-Weighted	10.61%	3.03%	3.37%	3.66%	4.98%
Market Value of Units Held at 9/30/2019:		$337,480,360.50			
Investments Since Inception:		$457,781,542.40			
Withdrawals Since Inception:		$140,200,000.00			
Income Earned Since Inception:		$148,287,908.80			

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended September 30, 2019 was 10.35%, 2.75%, 3.24%, and 3.62%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Important Notice. The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account. Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported. In accordance with the Investment Company Act of 1940, as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi-annual (unaudited) reports and its complete schedule of portfolio holdings on Form N-PORT.

AFL-CIO Housing Investment Trust *As of September 30, 2019 unless otherwise denoted* 7

HIT investments generate competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate housing, jobs, economic impact The HIT Investment Cycle 2 3 4 5 1 AFL - CIO Housing Investment Trust 8 HIT: Cycle of Sustainable, Responsible Investment

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact Gabilan Plaza Salinas, CA Casa del Pueblo San Jose, CA Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments AFL - CIO Housing Investment Trust 9 The Civic San Francisco, CA

HIT Objectives and Strategy Objectives Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. x Facilitate employment for union members in the construction trades and related industries. x Encourage the construction of housing, including affordable and workforce housing. x Specialize in directly sourced multifamily MBS that create jobs and affordable housing. x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors by substituting prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark. x Construct and manage a portfolio with: ▪ superior credit quality ▪ higher yield ▪ similar interest rate risk relative to the Barclays Aggregate AFL - CIO Housing Investment Trust 10

HIT vs. Benchmark: Fundamentals As of September 30, 2019 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . AFL - CIO Housing Investment Trust 11 HIT Barclays Agg AAA Comp. HIT Barclays Agg AAA Comp. Higher Credit Quality Lower Interest Rate Risk U.S. Government/ Agency/AAA/Cash 94.8% 72.0% 100% Effective Duration 5.50 5.85 5.02 A & Below 0.46% 24.6% 0% Convexity 0.10 0.10 - 0.03 Higher Yield Similar Prepayment Risk Current Yield 3.15% 3.01% 2.74% Prepayment Protection 81% 73% 63% Yield to Worst 2.50% 2.28% 2.01% No Prepayment Protection 19% 27% 37%

HIT Performance Relative to Benchmark The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of H IT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. AFL - CIO Housing Investment Trust 12 8.51% 10.76% 3.15% 3.66% 4.05% 8.24% 10.35% 2.75% 3.24% 3.62% 8.52% 10.30% 2.92% 3.38% 3.75% 6.86% 9.34% 2.33% 2.88% 3.12% 0.0% 2.0% 4.0% 6.0% 8.0% 10.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of September 30, 2019

Average Annual Total Returns vs. Benchmark The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of H IT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. 8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 HIT Gross HIT Net Barclays Aggregate Calendar Year Returns as of Year - end AFL - CIO Housing Investment Trust As of September 30 , 2019 , unless otherwise denoted 13

High Credit Quality 96% Government/Agency/AAA/Cash 38.7% 4.7% 2.3% 52.9% 0.9% 0.5% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of September 30, 2019 * Based on total investments and including unfunded commitments. AFL - CIO Housing Investment Trust 14

Overweight to Multifamily Sector 75% Allocation * Based on total investments and including unfunded commitments. ** Includes 5.58% FN DUS SARM allocation 14.5% 0.4% 3.2% 11.6% 63.1% 1.8% 0.9% 4.5% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of September 30, 2019 AFL - CIO Housing Investment Trust 15

Multifamily Focus: Attractive Spreads x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation . x Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options providing better risk adjusted income . AFL - CIO Housing Investment Trust 16 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) 10 Year UST 9.09 0.45 1.68% 0 GNMA Construction/Permanent 9.13 0.49 3.02% 134 GNMA Permanent 8.19 0.39 2.37% 70 Agency CMBS ( gnr 2018 - 85 e ) 9.25 0.99 2.68% 100 FNMA Multifamily 10/9.5 DUS 7.94 0.38 2.22% 54 UMBS 3.0% 30yr MBS 3.25 - 3.34 2.65% 97 Gold (Freddie Mac) 3.0% 30yr MBS 3.13 - 3.41 2.58% 90 GNMA 3.0% 30yr MBS 3.76 - 1.91 2.41% 73 Barclays AAA Corporate Index 11.46 2.41 2.51% 83 Source: HIT and Securities Dealers 20 40 60 80 100 120 140 160 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads September 2017 - September 2019 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS As of September 30, 2019, unless otherwise noted Investment Comparison As of September 30, 2019

Strong Demand for Multifamily Housing As of September 30, 2019, unless otherwise noted x Rental vacancy rates remained below 5% nationally, despite high levels of new supply in some markets and lower net absorption in the second quarter. x Rent growth continued to increase nationally, showing an increase of 4.3% annually in the second quarter of 2019, compared to a year earlier. U.S. commercial property prices rose 6.6% in the year ending in August. x Still difficult to access mortgage credit for some single family home buyers. x There is an affordability crisis in almost every metro market. x Economic, demographic and fundamental trends continued to support the multifamily market. Source: Bloomberg, Reis; charts, US Census Bureau and Haver Analytics (adjusted for breaks in data) Historical Homeownership Rate (percent) AFL - CIO Housing Investment Trust 17 62 63 64 65 66 67 68 69 70 Jun-65 Jun-67 Jun-69 Jun-71 Jun-73 Jun-75 Jun-77 Jun-79 Jun-81 Jun-83 Jun-85 Jun-87 Jun-89 Jun-91 Jun-93 Jun-95 Jun-97 Jun-99 Jun-01 Jun-03 Jun-05 Jun-07 Jun-09 Jun-11 Jun-13 Jun-15 Jun-17 Jun-19 0 200 400 600 800 1,000 1,200 1,400 1,600 1,800 2,000 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 Household Formation (Thousands of New Households)

Generational Trends Favor Ongoing Demand

- Youth Boom will Last for Next Three Decades
  - With 153 million in Generations Y and Z, 46.2% of the US population is at or below the prime age for renting.

Generation	Years Born	Ages	Population	% of US Population
Generation Z	1997-2012	7-22	73.6 million	21.5%
Generation Y (Millennials)	1981-1996	23-38	79.4 million	24.7%
Generation X	1965-1980	39-54	65.7 million	20.3%
Baby Boomers	1946-1964	55-73	75.5 million	23.5%

- Unique Qualities Result in Ongoing Rental Apartment Demand
  - **Family Choices Shifting**. In 2018 less than 60% of people aged 25 to 34 lived with a spouse or partner, compared to 80% in 1967.
    - ✓ The delayed age of marriage delays home purchase choices.
    - ✓ Living with parents longer as a result.
  - **Financial Conditions Disfavor Owning**. The cost of homeownership continues to increase, bank lending requirements continue to be tight and student debt burdens continue to rise.
    - ✓ 2017 Rates of homeownership for households under 35 and 35-44 have declined by 7 and 10 percentage points respectively since 2006.
  - **Lifestyle Trends Favor Urban Living**. According to Pew Research, 88% of millennials live in metropolitan areas. With urban residents overall favoring renting over owning, choices of location will also inherently increase rental demand.

Source: Table, Pew Research Center, US Census, Knoema monthly population estimates; US Census Bureau;
https://www.investopedia.com/news/real-reasons-millennials-arent-buying-homes/

AFL-CIO Housing Investment Trust 18

Affordable and Workforce Housing Demand » Rental Housing costs have grown much faster than wages ▪ A worker earning the federal minimum wage of $ 7 . 25 an hour would need to work nearly 127 hours a week to afford a modest two - bedroom rental . ▪ 11 million Americans pay more than ½ their incomes for rent . » Supply has not kept up with demand , pushing rents higher ▪ Low vacancy rates have kept the pressure on rents . Rental vacancies in 94 of the 150 metros tracked by RealPage fell from the beginning of 2018 to the beginning of 2019 . ▪ Units renting for less than $ 800 fell by 1 million or 4 . 9 % in 2016 - 2017 alone, decreased every year since 2011 , bringing the total net decline to 4 million ( 17% ) . » Subsidies and resources have not kept pace with demand – supply/demand mismatch continues to grow ▪ Inadequate funding for Housing Choice Vouchers and other public housing programs mean that only 1 in 4 eligible households receives federal rental assistance . ▪ 37 affordable and available units for every 100 extremely low - income households . » Opportunities to preserve aging housing stock ▪ About 10 , 000 properties built with low - income housing tax credits (LIHTCs) have reached their 15 th year in operation . ▪ Generates demand for refinancing and capital for rehabilitation . AFL - CIO Housing Investment Trust 19 Source: National Low Income Housing Coalition, Out of Reach 2019; Joint Center for Housing Studies, State of the Nation’s Hou sin g Stock 2019; National alliance to end homelessness; National Low Income Housing Coalition, The Gap: A Shortage of Affordable H ome s, March 2019; https://www.housingfinance.com/finance/meet - the - challenge - of - aging - affordable - housing_o

Interest Rate Environment US and global yields fell in unison reflecting lower growth expectations and soft inflation pressures Yield Curve Market Inflation Expectations AFL - CIO Housing Investment Trust 20 x Interest rates on the long end of the yield curve have fallen dramatically over the year as the market expects the Federal Reserve to ease monetary policy in response to uncertain global growth and falling inflation expectations Economic Indicators 12/31/2018 6/30/2019 9/30/2019 GDP (seasonally adj. annual rate) 2.2% 2.0% n/a Unemployment Rate 3.9% 3.7% 3.5% Core Inflation (PCE) Year over Year 2.0% 1.6% 1.8% (@ 8/2019) Effective Federal Funds Rate 2.3% 2.4% 1.9% Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board 2.488 2.511 2.586 2.684 3.015 2.260 2.233 2.313 2.405 2.814 1.622 1.544 1.613 1.665 2.111 1.5 1.7 1.9 2.1 2.3 2.5 2.7 2.9 3.1 2 5 7 10 30 12/31/2018 3/31/2019 9/30/2019 1.2 1.3 1.4 1.5 1.6 1.7 1.8 1.9 2 1 1.2 1.4 1.6 1.8 2 2.2 2.4 2.6 2.8 3 Feb-19 Mar-19 Apr-19 May-19 Jun-19 Jul-19 Aug-19 Sep-19 10-Year Treasury Yield 5x5 Year Breakeven Inflation As of September 30, 2019, unless otherwise noted

Market Outlook x Slowing global growth and elevated geopolitical uncertainties from both within the US and abroad will continue to challenge the economic growth outlook . x Central banks around the globe have eased monetary policy in response to downside growth risks . The ECB and the Fed recently cut rates with the ECB also starting QE . Market and analysts are expecting further policy easing to support growth facing subdued inflation despite a healthy labor market . x Major uncertainty in geopolitical risks and expectations in capital market pricing will lead to future elevated volatility . Path of interest rates could be greatly effected by outcomes in trade policy, but structural issues in the global economy over the longer run are likely keep rates near historic lows . x Foreign sovereign debt yields in developed economies have hit all - time nominal lows (Germany, France, Sweden) further signaling soft inflation and growth globally . There is over $ 16 trillion of bonds with negative yields worldwide . x Growing risks of recession continue with many top economists increasing their probability in the near - term . AFL - CIO Housing Investment Trust 21

www.aflcio - hit.com AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 Chang Suh, CFA, CEO/Co - Chief Portfolio Manager csuh@aflcio - hit.com AFL - CIO Housing Investment Trust 22 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind .